Corgi Quantum Computing ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.1%	Shares		Value
Aerospace Product and Parts Manufacturing - 2.1%
Honeywell International, Inc.	1,647		$ 368,763

Computer and Peripheral Equipment Manufacturing - 6.5%
International Business Machines Corp.	2,964		833,506
Xanadu Quantum Technologies Ltd. - Class B (a)	28,135		340,715
			1,174,221

Computer Systems Design and Related Services - 3.2%
Alphabet, Inc. - Class A	1,618		578,225

Grocery and Related Product Merchant Wholesalers - 4.2%
Quantum Computing, Inc. (a)	78,432		760,790

Household and Institutional Furniture and Kitchen Cabinet Manufacturing - 3.9%
Infleqtion, Inc. (a)	52,896		704,575

Industrial Products - 2.0%
Honeywell Aerospace, Inc. (a)	1,647		364,119

Other Financial Investment Activities - 55.0% (b)
Arqit Quantum, Inc. (a)	29,140		866,041
D-Wave Quantum, Inc. (a)	141,163		3,386,500
Horizon Quantum Holdings Ltd. - Class A (a)	36,773		1,020,819
IonQ, Inc. (a)	61,166		3,257,701
Quantum Emotion Corp. (a)	260,832		813,796
Rigetti Computing, Inc. (a)	29,550		570,906
			9,915,763

Semiconductor and Other Electronic Component Manufacturing - 5.0%
FormFactor, Inc. (a)	2,964		474,032
SEALSQ Corp. (a)	54,199		170,727
SkyWater Technology, Inc. (a)	7,411		258,051
			902,810

Support Activities for Mining - 4.9%
BTQ Technologies Corp. (a)	163,618		881,901

Tech Hardware & Semiconductors - 9.3%
Quantinuum, Inc. - Class A (a)	20,584		1,682,536
TOTAL COMMON STOCKS (Cost $16,704,914)			17,333,703

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	733,617		733,617
TOTAL MONEY MARKET FUNDS (Cost $733,617)			733,617

TOTAL INVESTMENTS - 100.2% (Cost $17,438,531)			18,067,320
Liabilities in Excess of Other Assets - (0.2)%		(0.00180)	(32,388)
TOTAL NET ASSETS - 100.0%			$ 18,034,932
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Quantum Computing ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 17,333,703	$ –	$ –	$ 17,333,703
Money Market Funds	733,617	–	–	733,617
Total Investments	$ 18,067,320	$ –	$ –	$ 18,067,320

Refer to the Schedule of Investments for further disaggregation of investment categories.